Schedule of Movement of Revenue Recognized in Excess of Amounts Payable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year	$ 5,494,391	$ 5,960,812
Increase as a result of total work completed during the year	11,018,290	33,851,041
Decrease as a result of total amount billed out	(15,804,712)	(34,317,462)
Balance at end of the year	$ 707,969	$ 5,494,391